Property Plant And Equipment (Summary Of Property Plant And Equipment) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	$ 3,123	$ 2,789
Accumulated depreciation	(1,152)	(934)
Property plant and equipment, net	1,971	1,855
Land [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life
Property plant and equipment, gross	226	238
Building And Building Improvements [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	477	435
Building And Building Improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	10 years
Building And Building Improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	40 years
Machinery And Equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	$ 2,420	$ 2,116
Machinery And Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	2 years
Machinery And Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	12 years